Provisions - Schedule of Provisions (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Provisions [Line Items]
Totals	$ 214,903	$ 117,889	$ 100,048
Employee Related Provisions [member]
Disclosure of Other Provisions [Line Items]
Totals	99,945	90,559
Mandatory dividends [member]
Disclosure of Other Provisions [Line Items]
Totals	51,614	17,234
Provisions for contingent loans risk [member]
Disclosure of Other Provisions [Line Items]
Totals	45,848
Contingencies [member]
Disclosure of Other Provisions [Line Items]
Totals	$ 17,496	$ 10,096